Premises and Equipment - Minimum Annual Rental and Renewal Option Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Operating, 2014	$ 2,157
Operating, 2015	2,120
Operating, 2016	2,047
Operating, 2017	1,996
Operating, 2018	1,952
Operating, Thereafter	41,481
Operating, Total	51,753
Capital, 2014	76
Capital ,2015	76
Capital, 2016	76
Capital, 2017	76
Capital, 2018	76
Capital, Thereafter	763
Capital, Total	1,143
2014	2,233
2015	2,196
2016	2,123
2017	2,072
2018	2,028
Thereafter	42,244
Total	$ 52,896